GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Jan. 02, 2021
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
Goodwill
Results from our annual goodwill impairment test in the fourth quarter of 2020 indicated that no impairment occurred during 2020. The assumptions used in our assessment of these assets were primarily based on Level 3 inputs.
Changes in the net carrying amount of goodwill for 2020 and 2019 by reportable segment were as follows:

(In millions)	Label and Graphic Materials	Retail Branding and Information Solutions	Industrial and Healthcare Materials	Total
Goodwill as of December 29, 2018	$415.5	$349.7	$176.6	$941.8
Translation adjustments	(7.7)	(.4)	(2.9)	(11.0)
Goodwill as of December 28, 2019	407.8	349.3	173.7	930.8
Acquisitions (1)	45.8	112.7	–	158.5
Translation adjustments	27.3	9.8	10.0	47.1
Goodwill as of January 2, 2021	$480.9	$471.8	$183.7	$1,136.4
(1)
Goodwill acquired in 2020 related to the acquisitions of Smartrac, which is included in our RBIS reportable segment, and ACPO, which is included in our LGM reportable segment. We expect the recognized goodwill related to the Smartrac acquisition not to be deductible for income tax purposes and the recognized goodwill related to the ACPO acquisition to be deductible for income tax purposes.

The carrying amounts of goodwill at January 2, 2021 and December 28, 2019 were net of accumulated impairment losses of $820 million recognized in fiscal year 2009 by our RBIS reportable segment.
Indefinite-Lived Intangible Assets
Results from our annual indefinite-lived intangible assets impairment test in the fourth quarter indicated that no impairment occurred in 2020. The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trade names and trademarks, was $22.2 million and $20.8 million at January 2, 2021 and December 28, 2019, respectively.
Finite-Lived Intangible Assets
In connection with our acquisitions of Smartrac and ACPO, we acquired approximately $106 million of identifiable intangible assets, which consisted of customer relationships, trade names and trademarks, and patented and other developed technology. We utilized the income approach and the cost approach to estimate the fair values of acquired identifiable intangibles, primarily using Level 3 inputs. The discount rates we used to value these assets were between 13.5% and 16%.
The table below summarizes the preliminary amounts and weighted useful lives of these intangible assets as of the acquisition date.

	Amount (in millions)	Weighted average amortization period (in years)
Patented and other developed technology	$62.5	11
Customer relationships	41.4	7
Trade names and trademarks	2.2	5
Refer to Note 2, “Acquisitions,” for more information.
The table below sets forth our finite-lived intangible assets resulting from business acquisitions at January 2, 2021 and December 28, 2019, which continue to be amortized.

	2020			2019
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$373.3	$254.1	$119.2	$319.5	$238.7	$80.8
Patented and other developed technology	147.3	69.8	77.5	81.7	61.3	20.4
Trade names and trademarks	28.2	22.2	6.0	24.3	19.8	4.5
Other intangibles	.2	.2	–	.2	.2	–
Total	$549.0	$346.3	$202.7	$425.7	$320.0	$105.7

Amortization expense for finite-lived intangible assets resulting from business acquisitions was $19.9 million for 2020, $13.5 million for 2019, and $15.2 million for 2018.
We expect estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years to be as follows:

(In millions)	Estimated Amortization Expense
2021	$25.1
2022	24.0
2023	23.0
2024	21.2
2025	20.4